Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (2,463)	¥ 351	¥ (1,363)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(916)	(239)	(221)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(773)	438	(402)
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(770)	196	(618)
Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	(1)
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(13)	(10)	(27)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	9	(34)	(94)
Foreign exchange gains (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(760)	447	(411)
Foreign exchange gains (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(773)	438	(402)
Foreign exchange gains (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	13	9	(9)
Trading account profits (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(1,703)	(96)	(952)
Trading account profits (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(916)	(239)	(221)
Trading account profits (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Trading account profits (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(770)	196	(618)
Trading account profits (losses)—net | Commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	(1)
Trading account profits (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(13)	(10)	(27)
Trading account profits (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (4)	¥ (43)	¥ (85)